RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	$ 28,753	$ 19,943
Additions	1,413	16,381
Remeasurement	1,865	426
Divestments	(756)	(1,031)
Depreciation charges	(4,202)	(3,020)
Depreciation of disinvestment	700	674
Impairment	(4,663)	(3,860)
Divestment of impaired asset	0	59
Movement	(4,976)	8,810
Value of right-of-use assets at period end	23,777	28,753
At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	36,218	25,379
Currency translation	891	(1,077)
Value of right-of-use assets at period end	34,968	36,218
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(7,465)	(5,436)
Currency translation	(224)	258
Value of right-of-use assets at period end	(11,191)	(7,465)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	26,699	18,703
Additions	0	14,640
Remeasurement	1,865	426
Divestments	0	(292)
Depreciation charges	(2,913)	(2,223)
Depreciation of disinvestment	0	78
Impairment	(4,663)	(3,860)
Divestment of impaired asset	0	59
Movement	(5,051)	7,996
Value of right-of-use assets at period end	21,648	26,699
Buildings | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	32,884	22,999
Currency translation	873	(1,029)
Value of right-of-use assets at period end	30,959	32,884
Buildings | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(6,185)	(4,296)
Currency translation	(213)	197
Value of right-of-use assets at period end	(9,311)	(6,185)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	2,054	1,240
Additions	1,413	1,741
Remeasurement	0	0
Divestments	(756)	(739)
Depreciation charges	(1,289)	(797)
Depreciation of disinvestment	700	596
Impairment	0	0
Divestment of impaired asset	0	0
Movement	75	814
Value of right-of-use assets at period end	2,129	2,054
Cars | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	3,334	2,380
Currency translation	18	(48)
Value of right-of-use assets at period end	4,009	3,334
Cars | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,280)	(1,140)
Currency translation	(11)	61
Value of right-of-use assets at period end	$ (1,880)	$ (1,280)